Postretirement Benefit Plans (Changes in Level 3 Investments) (Details) (Pension Benefit Plan [Member], Changes In Level 3 Investments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Transfers Between Measurement Levels [Line Items]
Beginning Balance	$ 11,245	$ 12,003
Actual gain (loss) on plan assets	666	540
Net unrealized gains (losses)	377	1,118
Purchases, issuances, and settlements	(1,962)	(2,172)
Transfers in and/or out of Level 1	274	(244)
Ending Balance	10,600	11,245
Assets Held [Member]
Defined Benefit Plan Transfers Between Measurement Levels [Line Items]
Net unrealized gains (losses)	899	1,616
Assets Not Held [Member]
Defined Benefit Plan Transfers Between Measurement Levels [Line Items]
Net unrealized gains (losses)	144	42
Private Equities [Member]
Defined Benefit Plan Transfers Between Measurement Levels [Line Items]
Beginning Balance	6,269	6,878
Actual gain (loss) on plan assets	592	525
Net unrealized gains (losses)	(54)	588
Purchases, issuances, and settlements	(1,565)	(1,675)
Transfers in and/or out of Level 1	(25)	(47)
Ending Balance	5,217	6,269
Real Estate [Member]
Defined Benefit Plan Transfers Between Measurement Levels [Line Items]
Beginning Balance	3,354	3,356
Actual gain (loss) on plan assets	36	23
Net unrealized gains (losses)	334	330
Purchases, issuances, and settlements	(595)	(355)
Transfers in and/or out of Level 1	0	0
Ending Balance	3,129	3,354
Other Investments [Member]
Defined Benefit Plan Transfers Between Measurement Levels [Line Items]
Beginning Balance	1,622	1,694
Actual gain (loss) on plan assets	47	(1)
Net unrealized gains (losses)	86	200
Purchases, issuances, and settlements	194	(77)
Transfers in and/or out of Level 1	299	(194)
Ending Balance	2,248	1,622
Debt Securities [Member]
Defined Benefit Plan Transfers Between Measurement Levels [Line Items]
Beginning Balance	0	75
Actual gain (loss) on plan assets	(9)	(7)
Net unrealized gains (losses)	11	0
Purchases, issuances, and settlements	4	(65)
Transfers in and/or out of Level 1	0	(3)
Ending Balance	$ 6	$ 0